CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Current liabilities	¥ 1,945,488	¥ 1,824,841
Non-current liabilities	148,174	137,130
Without recourse | VIE
Current liabilities | ¥	568,411	512,496
Non-current liabilities | ¥	¥ 109,290	¥ 41,453
Class A Ordinary shares
Ordinary shares, shares authorized	1,550,000,000	1,550,000,000
Ordinary shares, shares issued	287,355,642	297,419,878
Ordinary shares, shares outstanding	287,355,642	297,419,878
Class B Ordinary shares
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	18,145,605	18,940,652
Ordinary shares, shares outstanding	18,145,605	18,940,652